INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Wireless devices and accessories	$ 399	$ 380
Other finished goods and merchandise	80	80
Total inventories	479	460
Cost of equipment sales and merchandise for resale	$ 2,207	$ 2,496